Share-based Payment Arrangements - Summary of Information About USIE Option Plans (Detail) shares in Thousands	12 Months Ended
	Dec. 31, 2019 shares $ / shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average exercise price, Beginning balance	$ 58.1
Weighted average exercise price, Ending balance			$ 58.1
USIE option plans [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, beginning balance | shares	16,711	16,711	25,556	25,556	25,933
Number of options, exercised | shares	(8,362)	(8,362)	(8,845)	(8,845)	(377)
Number of options, Ending balance | shares	8,349	8,349	16,711	16,711	25,556
Number of options, exercisable, end of year | shares	8,349	8,349	16,711	16,711	25,556
Weighted average exercise price, Beginning balance		$ 2.1		$ 2.2	$ 2.2
Weighted average exercise price, Options exercised		2.0		2.2	1.9
Weighted average exercise price, Ending balance		2.3		2.1	2.2
Weighted average exercise price, Options exercisable, end of year	$ 2.3	$ 2.3	$ 2.1	$ 2.1	$ 2.2